CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Losses	Accumulated Comprehensive Income	Total
Balance at beginnig, Shares at Mar. 31, 2017	100
Balance at beginnig, Value at Mar. 31, 2017	$ 100	$ 1,451,250	$ (18,524)	$ (2,622)	$ 1,430,204
Net income			(388,607)		(388,607)
Foreign currency translation adjustment				121,590	121,590
Balance at Ending, Shares at Mar. 31, 2018	100
Balance at Ending, Value at Mar. 31, 2018	$ 100	1,451,250	(407,131)	118,968	1,163,187
Net income			280,183		280,183
Foreign currency translation adjustment				8,701	8,701
Balance at Ending, Shares at Mar. 31, 2019	100
Balance at Ending, Value at Mar. 31, 2019	$ 100	$ 1,451,250	$ (126,948)	$ 127,669	$ 1,452,071